Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Basis of Consolidation

The consolidated financial statements include the financial statements of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation, are included in the consolidated financial statements, if applicable. All significant intercompany balances and transactions have been eliminated on consolidation.

The Group identified that a retail shop established in the PRC qualified as a variable interest entity as defined in ASC 810-10. This retail shop was principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of thisretail shop and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in this retail shop and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shop’s residual returns. This VIE had ceased operation since October 2016.

Subsidiaries and affiliates

A subsidiary is a company in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Investments in companies in which the Group has significant influence (ownership interest of between 20% and 50%) but less than controlling interests, are accounted for by the equity method.  Income on intercompany sales, not yet realized outside of the Group, was eliminated.  The Group also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

In accordance with ASC Topic 323-10-40-1, a change in the Group’s proportionate share of an investee’s equity, resulting from issuance of shares by the investee to third parties, is accounted for as if the Group had sold a proportionate share of its investment. Any gain or loss resulting from an investee’s share issuance is recognized in earnings.

Management evaluates investments in affiliated companies, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances and includes analysis of relevant financial information (e.g. budgets, business plans, financial statements, etc.). During the years ended December 31, 2018, 2017 and 2016 no impairment was identified.

Revenue Recognition

The Group’s revenue are under two segments: Trading and manufacturing, and Engineering.

(i) Trading and manufacturing segment referred to the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems.

Sales are recognized when or as the Group satisfy a performance obligation by transferring control of a product or service to a customer, in an amount that reflects the consideration to which the Group expect to be entitled in exchange for the product or service. The Group considers a number of factors in determining when the Group has transferred control to a customer, including the following: (i) our present right to payment; (ii) the customer’s legal title to the asset; (iii) physical possession of the asset; (iv) the customer’s significant risks and rewards of ownership of the asset; and (v) the customer’s acceptance of the asset.

Generally, payment terms with the Group’s customers are consistent with those used in their industries and the regions in which the Group operate.

(ii) Under the engineering segment, revenues are recognized as performance obligations are satisfied over time (formerly known as percentage-of-completion method), using the output method. Output method is used because management considers it to be the best available measure of progress on these contracts. Contract costs include all direct material, labor, subcontract and other costs and those indirect costs determined to relate to contract performance, such as indirect salaries and wages, equipment repairs and depreciation and insurance. Administrative and general expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, estimated profitability and associated change orders and claims, including those changes arising from contract penalty provisions and final contract settlements, may result in revisions to costs and income and are recognized in the period in which the revisions are determined.

Our contracts generally take 12 to 36 months to complete. The Group generally provides a one- to two-year warranty for workmanship under its contracts when completed.

Change orders are modifications of an original contract that effectively change the existing provisions of the contract without adding new provisions or terms. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either the Group or their customers may initiate change orders.

The Group considers unapproved change orders to be contract variations for which the Group have customer approval for a change of scope but a price change associated with the scope change has not yet been agreed upon. Costs associated with unapproved change orders are included in the estimated costs to complete the contracts and are treated as project costs as incurred. The Group recognizes revenue equal to costs incurred on unapproved change orders when management determines approval to be probable. Unapproved change orders involve the use of estimates, and it is reasonably possible that revisions to the estimated costs and recoverable amounts may be required in future reporting periods to reflect changes in estimates or final agreements with customers. Change orders that are unapproved as to both price and scope are evaluated as claims.

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$184,000, US$163,000 and US$475,000 for the years ended December 31, 2018, 2017 and 2016 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$16,000, US$13,000 and US$13,000 for the years ended December 31, 2018, 2017 and 2016 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Income Taxes

The Group accounts for income and deferred tax under the provisions of FASB ASC Subtopic 740-10, Income Taxes, in accordance with which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised .

In accordance with ASC 740-10, the Group recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Group recognises interest and/or penalties, if any, related to income tax matters in income tax expense (Nil for the three years ended December 31, 2018, 2017 and 2016). The Group did not have such uncertain tax positions in 2018, 2017 and 2016. The Group is subject to examination of tax authorities in the Unites States of America (open for audit for 2016 to 2018), Hong Kong (open for audit for 2012 to 2018) and PRC (open for audit for 2016 to 2018).

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in the consolidated statements of operations and comprehensive income / (loss) for the period that includes the enactment date.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, and bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal. There were no cash equivalents as of December 31, 2018 and 2017.

Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers.  The amount is expected to be released within one year after the balance sheet date.

Fair Value of Financial Assets and Liabilities

The fair value of financial instruments is the amount at which the instrument could be exchanged in a current transaction between willing parties. The Group’s financial instruments are cash and cash equivalents, restricted cash, receivables, net, prepayments and other current assets, contract assets, accounts payable, bank borrowings, other payables and accrued expenses and contract liabilities. The recorded values approximate their fair values based on their liquidity and/or short-term nature. The Group provides credit in the normal course of business, and performs ongoing credit evaluations, as deemed necessary, but generally does not require collateral to support such receivables.

The Group’s debt is recorded at its carrying amount, which approximates the fair values, in the consolidated balance sheets.

Receivables, net

Receivables are generally based on amounts billed to the customer in accordance with the provisions of the agreement.

Receivables are written off based on individual credit evaluation and specific circumstances of the customer, when such treatment is warranted. The Group performs a review of outstanding receivables, historical collection information and existing economic conditions to determine if there are potential uncollectible receivables. For receivables, net, which were overdue with greater than or equal to 91 days, the Group will review existing economic conditions of each individual debtor to determine if there are potential uncollectible receivables. At December 31, 2018 and 2017, our allowance for doubtful accounts against receivable was minimal.

Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or net realizable value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Net realizable value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, Plant and Equipment and Land Use Right, net

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Evaluating Impairment for Long Lived Assets

When events or changes in circumstances indicate that long-lived assets may be impaired, an evaluation is performed. The evaluation would be based on estimated undiscounted cash flows associated with the assets as compared to the asset’s carrying amount to determine if a write-down to fair value is required. There was no impairment in 2018, 2017 and 2016. Management believes that there are no additional events or changes in circumstances which have indicated that other long-lived assets may be impaired.

Leases

The Group leases property in the ordinary course of its business. The leases have varying terms. Some may include renewal options, escalation clauses, restrictions, penalties or other obligations that the Group considers in determining minimum lease payments. The leases are classified as either operating leases or capital leases, as appropriate. Through December 31, 2018, the Group recognized rent expense related to operating leases on a straight-line basis over the terms of the leases.

Goodwill

Goodwill represents the excess of the cost of companies acquired over the fair value of their net assets at the dates of acquisition. Accounting principles generally accepted in the United States of America ("GAAP") requires that: (1) goodwill not be amortized, and (2) goodwill is to be tested for impairment at least annually at the reporting unit level. Refer to Note 14 for the disclosure regarding goodwill impairment testing.

Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of operations and comprehensive income / (loss) during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

Comprehensive Income / (Loss)

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of shareholders’ equity.

Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Net Income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, by dividing the net income by the weighted average number of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

Stock-based Compensation

The Group accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Group's consolidated statement of operations and comprehensive income / (loss).

The Group recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Certain of the Group’s accounting policies require higher degrees of judgment than others in their application. These include the recognition of revenue and earnings from engineering contracts over time, the valuation of income taxes, goodwill, valuation allowance for the deferred tax assets, stock compensation, useful lives of long lived assets, impairment of long lived assets, receivables, net and inventories written down. Management continually evaluates all of its estimates and judgments based on available information and experience; however, actual results could differ from these estimates.

Related Parties

Related parties are affiliates of the Group; entities for which investments are accounted for by the equity method by the Group; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the Group; its management; members of the immediate families of principal owners of the Group and its management; and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Segment Information

The Group’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting. The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Group’s reportable segments. The Group categorises its operations into two business segments: Trading and manufacturing, and Engineering.

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). The Group, based on its assessment, determined that any recently issued or proposed ASUs not listed below are either not applicable to the Group or may have minimal impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issues ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)". We adopted the requirement of the new pronouncement effective January 1, 2018. See Note 3 for further information related to the Group's accounting policy and transition disclosures associated with the adoption of this pronouncement.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805)”: Clarifying the Definition of a Business, which clarified the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Group adopted this ASU on a prospective basis in January 2018 and there was no effect on the Group’s financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles — Goodwill and Other (Topic 350)”: Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill, through elimination of Step 2 from the goodwill impairment test. Instead, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The guidance requires application on a prospective basis. The Group does not expect that this pronouncement will have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments under this pronouncement will change the way all leases with durations in excess of one year are treated. Under this guidance, lessees will be required to recognize virtually all leases on the balance sheet as a right-of-use asset and an associated financing lease liability or capital lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as financing leases or operating leases. Financing lease liabilities, which contain provisions similar to capitalized leases, are amortized like capital leases under current accounting, as amortization expense and interest expense in the statement of operations and comprehensive income / (loss). Operating lease liabilities are amortized on a straight-line basis over the life of the lease as lease expense in the statement of operations and comprehensive income / (loss). This update is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2018. The Group intends to adopt this new guidance using the cumulative effect method, which would apply to all new lease contracts initiated on or after January 1, 2019. For existing lease contracts that have remaining obligations as of January 1, 2019, the difference between the recognition criteria in the new guidance and the Company’s current practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings.

The Group continues to evaluate the impact that this pronouncement, and all amendments relating to this pronouncement, will have on its policies and procedures pertaining to its existing and future lease arrangements, disclosure requirements and on the Group’s consolidated financial statements. When this pronouncement is adopted in 2019, the Group expects that most existing operating lease commitments that extend beyond twelve months at the time of adoption will be recognized as lease liabilities and right-of-use (“ROU”) assets upon adoption. Based on preliminary evaluations, the Group estimates that the value of lease liabilities will be insignificant upon adoption with corresponding ROU assets of the same amount based on the present value of the remaining minimum lease payments under current leasing standards. Additionally, the Group expects to elect the ’package of practical expedients,’ which permits the Group to not reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Group currently does not expect to elect the use of the hindsight practical expedient or the practical expedient pertaining to land easements. The Group, however, expects to elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Group will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Group also currently expects to elect the practical expedient to not separate lease and non-lease components for our real estate leases. While the Group is still evaluating the requirements of this update, it currently does not expect the adoption to have a material impact on the recognition, measurement or presentation of lease expenses within the consolidated statements of operations and comprehensive income / (loss) or consolidated statements of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The guidance is effective for the annual reporting periods beginning after December 15, 2020, including interim periods within those fiscal years. The Group is currently evaluating the impact on its consolidated financial position and results of operations upon adopting these amendments.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect the adoption of these amendments to have a material impact on its consolidated financial position and results of operations.

In August 2016, the FASB issued guidance in ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”. This update addresses specific cash flow issues with the objective of reducing existing diversity in practice. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group expects to adopt this guidance as required and does not expect a material impact to the consolidated financial statements.

Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, receivables, net, contract assets and prepayments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2018 and 2017, all of the Group’s cash and cash equivalents, and restricted cash were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

Receivables, net, and contract assets are typically unsecured and are derived from revenue earned from the customers. The risk with respect to receivables, net and contract assets are mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

As December 31, 2018 and 2017, there were two customers (2017: one customer) who owned the Group amounts greater than 10% of the receivables, net and one customer (2017: one customer) who owned the Group amount greater than 10% of contract assets.

Prepayments made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases. Due to the Group’s concentration of prepayments made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to prepayments made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any prepayments and the ongoing monitoring of its suppliers’ performance.

Finance Costs

Interest relating to loans repaid is expensed in the period the repayment occurs.

Debt issuance costs related to a recognized debt liability be presented in the consolidated balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

Warranties

The suppliers of the Group offer a standard one-year warranty to end customer of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
Reclassification	Reclassifications have been made to historical financial data in our consolidated financial statements to conform to our current year presentation.
Statutory Reserves

The Group is required to make appropriation to reserve funds, comprising the statutory reserve fund and statutory staff welfare fund, based on after-tax net income determined with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory reserve fund is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve fund is equal to 50% of the entities’ registered capital.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The majority of the Group's contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. Some of the contracts have multiple performance obligations, most commonly due to the contract covering multiple phases of the project life cycle (design, installation and commissioning). For contracts with multiple performance obligations, the Group allocates the contract transaction price to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract. The primary method used to estimate standalone selling price is the expected cost plus a margin approach, under which the Group forecasts the expected costs of satisfying a performance obligation and then adds an appropriate margin for that distinct good or service.

(i)	Performance Obligations Satisfied Over Time

Revenue for the Group's engineering segment contracts that satisfy the criteria for over time recognition (formerly known as percentage-of completion method) is recognized as the work progresses. The majority of the revenue is derived from long-term, engineering contracts and projects that typically span between 12 to 36 months,. These engineering contracts will continue to be recognized over time because of the continuous transfer of control to the customer as all of the work is performed at the customer’s site and, therefore, the customer controls the asset as it is being constructed. Under the new revenue standard, the measure of progress continues to best depict the transfer of control of assets to the customer.

(ii)	Performance Obligations Satisfied at a Point in Time

Revenue that do not satisfy the criteria for over time recognition is recognized at a point in time. Upon fulfillment of the performance obligation, the customer is provided an invoice (or equivalent) demonstrating transfer of control to the customer.

Contract modifications are routine in the performance of the Group's contracts. Contracts are often modified to account for changes in the contract specifications or requirements. In most instances, contract modifications are for goods or services that are not distinct, and, therefore, are accounted for as part of the existing contract.

Pre-contract costs are generally charged to expense as incurred, but in certain cases their recognition may be deferred if specific probability criteria are met. The Group had no significant deferred pre-contract costs as at December 31, 2018.

(iii)	Backlog

Remaining performance obligation, which is also referred to as backlog. The Group expects to recognize approximately 85% of its backlog as revenue during the next twelve months, and the balance thereafter.

Contract Estimates

Accounting for long-term contracts and programs involves the use of various techniques to estimate total contract revenue and costs. For long-term contracts, the Group estimates the profit on a contract as the difference between the total estimated revenue and expected costs to complete a contract and recognizes that profit over the life of the contract.

Contract estimates are based on various assumptions to project the outcome of future events that often span several years. These assumptions include labor productivity and availability, the complexity of the work to be performed, the cost and availability of materials and the performance of subcontractors.

Changes in job performance, job conditions and estimated profitability, including those changes arising from contract penalty provisions and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Variable Consideration

The transaction price for contracts may include variable consideration, which includes increases to transaction price for approved and unapproved change orders, claims and incentives, and reductions to transaction price for liquidated damages. Change orders, claims and incentives are generally not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as a modification of the existing contract and performance obligation. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either the Group or its customers may initiate change orders. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group estimates variable consideration for a performance obligation at the most likely amount to which the Group expects to be entitled (or the most likely amount the Group expects to incur in the case of liquidated damages), utilizing estimation methods that best predict the amount of consideration to which the Group will be entitled (or will be incurred in the case of liquidated damages). The Group includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based largely on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Group. The Group considers claims to be amounts in excess of approved contract prices that the Group seeks to collect from its customers or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. The effect of variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in transaction price (or excluded from transaction price in the case of liquidated damages) are not resolved in the Group's favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.

The Group has projects that it is in the process of negotiating, or awaiting final approval of, unapproved change orders and claims with its customers. The Group is proceeding with its contractual rights to recoup additional costs incurred from its customers based on completing work associated with change orders, including change orders with pending change order pricing, or claims related to significant changes in scope which resulted in substantial delays and additional costs in completing the work. Unapproved change order and claim information has been provided to the Group's customers and negotiations with the customers are ongoing.

ZHEJIANG TIANLAN
Basis of Consolidation

The consolidated financial statements include the financial statements of Zhejiang Tianlan Environmental Protection Technology Company Limited and its subsidiaries (the “Group”). In preparing the consolidated financial statements presented herewith, all significant intercompany balances and transactions have been eliminated on consolidation.

Subsidiaries and affiliates

A subsidiary is a company in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Revenue Recognition
(i)	Sales

Sales are recognized when or as the Group satisfy a performance obligation by transferring control of a product or service to a customer, in an amount that reflects the consideration to which the Group expect to be entitled in exchange for the product or service. The Group considers a number of factors in determining when the Group has transferred control to a customer, including the following: (i) our present right to payment; (ii) the customer’s legal title to the asset; (iii) physical possession of the asset; (iv) the customer’s significant risks and rewards of ownership of the asset; and (v) the customer’s acceptance of the asset.

Generally, payment terms with the Group’s customers are consistent with those used in their industries and the regions in which the Group operate.

(ii) Construction and installation services

Revenues are recognized as performance obligations are satisfied over time (formerly known as percentage-of-completion method), using the ratio of costs incurred to estimated total costs for each contract. This cost to cost measure is used because management considers it to be the best available measure of progress on these contracts. Contract costs include all direct material, labor, subcontract and other costs and those indirect costs determined to relate to contract performance, such as indirect salaries and wages, equipment repairs and depreciation and insurance. Administrative and general expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, estimated profitability and associated change orders and claims, including those changes arising from contract penalty provisions and final contract settlements, may result in revisions to costs and income and are recognized in the period in which the revisions are determined.

Change orders are modifications of an original contract that effectively change the existing provisions of the contract without adding new provisions or terms. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either the Group or its customers may initiate change orders.

The Group considers unapproved change orders to be contract variations for which the Group have customer approval for a change of scope but a price change associated with the scope change has not yet been agreed upon. Costs associated with unapproved change orders are included in the estimated costs to complete the contracts and are treated as project costs as incurred. The Group recognizes revenue equal to costs incurred on unapproved change orders when management determines approval to be probable. Unapproved change orders involve the use of estimates, and it is reasonably possible that revisions to the estimated costs and recoverable amounts may be required in future reporting periods to reflect changes in estimates or final agreements with customers. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group considers claims to be amounts in excess of approved contract prices that the Group seek to collect from its customers or others for customer caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Claims are included in the calculation of revenue when realization is probable and amounts can be reliably determined to the extent costs are incurred. To support these requirements, the existence of the following items must be satisfied: (i) the contract or other evidence provides a legal basis for the claim; or a legal opinion has been obtained, stating that under the circumstances there is a reasonable basis to support the claim; (ii) additional costs are caused by circumstances that were unforeseen at the contract date and are not the result of deficiencies in the contractor’s performance; (iii) costs associated with the claim are identifiable or otherwise determinable and are reasonable in view of the work performed; and (iv) the evidence supporting the claim is objective and verifiable, not based on management’s feel for the situation or on unsupported representations. Revenue in excess of contract costs incurred on claims is recognized when an agreement is reached with customers as to the value of the claims, which in some instances may not occur until after completion of work under the contract. Costs associated with claims are included in the estimated costs to complete the contracts and are treated as project costs when incurred. The Group has projects where we are in the process of negotiating, or awaiting final approval of, unapproved change orders and claims with its customers. The Group is proceeding with its contractual rights to recoup additional costs incurred from its customers based on completing work associated with change orders, including change orders with pending change order pricing, or claims related to significant changes in scope which resulted in substantial delays and additional costs in completing the work. Unapproved change order and claim information has been provided to its customers and negotiations with the customers are ongoing. If additional progress with an acceptable resolution is not reached, legal action will be taken.

Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately RMB14,363,000, RMB12,873,000 and RMB13,808,000 for the years ended December 31, 2018, 2017 and 2016 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations.

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately RMB Nil, RMB4,000 and RMB58,000 for the years ended December 31, 2018, 2017 and 2016 respectively and were included in “Selling and Administrative expenses” in the Group’s consolidated statements of operations.

Income Taxes

The Group accounts for income and deferred tax under the provisions of FASB ASC Subtopic 740-10, Income Taxes, in accordance with which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised.

In accordance with ASC 740-10, the Group recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Group recognises interest and/or penalties, if any, related to income tax matters in income tax expense. The Group did not have such uncertain tax positions in 2018, 2017 and 2016. The Group is subject to examination of relevant tax authorities in PRC (open for audit for 2016 to 2018).

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in the consolidated statements of operations for the period that includes the enactment date.

Cash and Cash Equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. There were no cash equivalents as of December 31, 2018 and 2017.

Fair Value of Financial Assets and Liabilities

The fair value of financial instruments is the amount at which the instrument could be exchanged in a current transaction between willing parties. The Group’s financial instruments are cash and cash equivalents, receivables, net, prepayments and other current assets, contract assets, bank borrowings, accounts payable, other payables and accrued expenses, contract liabilities and borrowings. The recorded values approximate their fair values based on their liquidity and/or short-term nature. The Group provides credit in the normal course of business, and performs ongoing credit evaluations, as deemed necessary, but generally does not require collateral to support such receivables.

The Group’s debt is recorded at its carrying amount, which approximates the fair values, in the consolidated balance sheets.

Receivables, net

Receivables are generally based on amounts billed to the customer in accordance with the provisions of the agreement.

Receivables are written off based on individual credit evaluation and specific circumstances of the customer, when such treatment is warranted. The Group performs a review of outstanding receivables, historical collection information and existing economic conditions to determine if there are potential uncollectible receivables.

As of December 31, 2018, accounts receivable in exceed of one year amounted to approximately RMB34,352,000 (2017: RMB52,105,000).

Inventories

Inventories are stated at the lower of cost or net realizable value determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, Plant and Equipment and Land Use Right, net

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Land in the PRC is owned by the PRC government. The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period for time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	Over terms of the leases
Office premises	47-50 years, with 5% residual value
Leasehold improvements	over terms of the leases or the useful lives whichever is less, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value
Furniture, fixtures and office equipment	3 to 5 years, with 5% residual value
Motor vehicles	1 to 8 years, with 5% residual value

Intangible Assets, net

The Group amortizes its intangible assets with definite lives over their estimated useful lives and reviews these assets for impairment. The Group is currently amortizing its acquired intangible assets with definite lives over periods generally ranging between five to twenty years.

Evaluating Impairment for Long Lived Assets

When events or changes in circumstances indicate that long-lived assets may be impaired, an evaluation is performed. The evaluation would be based on estimated undiscounted cash flows associated with the assets as compared to the asset’s carrying amount to determine if a write-down to fair value is required. There was impairment in 2018 and no impairment in 2017 and 2016. Management believes that there are no additional events or changes in circumstances which have indicated that other long-lived assets may be impaired.

Government grant income

Government grant income consisted of receipt of funds to subsidize the investment cost of information technology system development and market development in China. No present or future obligation arises from the receipt of such amount.

Government grants are recognized in the consolidated balance sheet initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in the consolidated statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in the consolidated statement of operations over the useful life of the asset by way of reduced depreciation expenses.

Leases

Leases of property, plant and equipment where the Group, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease’s inception at the fair value of the leased property, plant and equipment or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in other short-term and long-term payables. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the consolidated statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Group will obtain ownership ar the end of the lease term.

Net Income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, by dividing the net income by the weighted average number of ordinary shares outstanding during the period.

Share Capital

Paid in capital refers to the registered capital paid up by the shareholders of the Company.

On June 2, 2016, the Company increased the number of paid up shares by 1,200,000 in the aggregative amount to gross proceeds of RMB 3,360,000 to the existing shareholders.

On January 10, 2017, the Company increased the number of paid up shares by 1,200,000 in the aggregative amount to gross proceeds of RMB 7,200,000 to the existing shareholders.

At the year end of December 31, 2018, there were 82,572,000 shares (2017: 82,572,000 shares) issued.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Certain of the Group’s accounting policies require higher degrees of judgment than others in their application. These include the recognition of revenue and earnings from contracts over time, the valuation of income taxes, valuation allowance for the deferred tax assets, useful lives of long lived assets, impairment of long lived assets and receivables, net. Management continually evaluates all of its estimates and judgments based on available information and experience; however, actual results could differ from these estimates.

Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). The Group, based on its assessment, determined that any recently issued or proposed ASUs not listed below are either not applicable to the Group or may have minimal impact on its consolidated financial statements.

Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”. We adopted the requirement of the new pronouncement effective January 1, 2018. See Note 3 for further information related to the Group’s accounting policy and transition disclosures associated with the adoption of this pronouncement.

In January 2017, the FASB issued ASU No. 2017-01, "Business Combinations (Topic 805)": Clarifying the Definition of a Business, which clarified the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Group adopted this ASU on a prospective basis in January 2018 and there was no effect on the Group's financial position results of operations or cash flows.

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments under this pronouncement will change the way all leases with durations in excess of one year are treated. Under this guidance, lessees will be required to recognize virtually all leases on the balance sheet as a right-of-use asset and an associated financing lease liability or capital lease liability. The right-of-use asset represents the lessee’s right to use, or control the use of, a specified asset for the specified lease term. The lease liability represents the lessee’s obligation to make lease payments arising from the lease, measured on a discounted basis. Based on certain characteristics, leases are classified as financing leases or operating leases. Financing lease liabilities, which contain provisions similar to capitalized leases, are amortized like capital leases under current accounting, as amortization expense and interest expense in the statement of operations and comprehensive income / (loss). Operating lease liabilities are amortized on a straight-line basis over the life of the lease as lease expense in the statement of operations and comprehensive income / (loss). This update is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2018. The Group intends to adopt this new guidance using the cumulative effect method, which would apply to all new lease contracts initiated on or after January 1, 2019. For existing lease contracts that have remaining obligations as of January 1, 2019, the difference between the recognition criteria in the new guidance and the Company’s current practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings.

The Group continues to evaluate the impact that this pronouncement, and all amendments relating to this pronouncement, will have on its policies and procedures pertaining to its existing and future lease arrangements, disclosure requirements and on the Group’s consolidated financial statements. When this pronouncement is adopted in 2019, the Group expects that most existing operating lease commitments that extend beyond twelve months at the time of adoption will be recognized as lease liabilities and right-of-use (“ROU”) assets upon adoption. Based on preliminary evaluations, the Group estimates that the value of lease liabilities will be insignificant upon adoption with corresponding ROU assets of the same amount based on the present value of the remaining minimum lease payments under current leasing standards. Additionally, the Group expects to elect the ’package of practical expedients,’ which permits the Group to not reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Group currently does not expect to elect the use of the hindsight practical expedient or the practical expedient pertaining to land easements. The Group, however, expects to elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Group will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Group also currently expects to elect the practical expedient to not separate lease and non-lease components for our real estate leases. While the Group is still evaluating the requirements of this update, it currently does not expect the adoption to have a material impact on the recognition, measurement or presentation of lease expenses within the consolidated statements of operations and comprehensive income / (loss) or consolidated statements of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the measurement and recognition of expected credit losses for financial assets held at amortized cost. The amendments in this ASU replace the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses”, which among other things, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The guidance is effective for the annual reporting periods beginning after December 15, 2020, including interim periods within those fiscal years. The Group is currently evaluating the impact on its consolidated financial position and results of operations upon adopting these amendments.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect the adoption of these amendments to have a material impact on its consolidated financial position and results of operations.

In August 2016, the FASB issued guidance in ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”. This update addresses specific cash flow issues with the objective of reducing existing diversity in practice. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group expects to adopt this guidance as required and does not expect a material impact to the consolidated financial statements.

Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, receivables, net, contract assets and prepayments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2018 and 2017, all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC, which management believes are of high credit quality.

Receivables, net and contract assets are typically unsecured and are derived from revenue earned from the customers. The risk with respect to receivables, net and contract assets is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

As December 31, 2018 and 2017, there were none customers who owed the Group amounts greater than 10% of receivables, net and contract assets.

Prepayments made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases. Due to the Group’s concentration of prepayments made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to prepayments made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any prepayments and the ongoing monitoring of its suppliers’ performance.

Finance Costs

Interest relating to loans repaid is expensed in the period the repayment occurs.

Debt issuance costs related to a recognized debt liability be presented in the consolidated balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.

Warranties

The suppliers of the Group offer a standard one-year warranty to end customer of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
Reclassification	Reclassifications have been made to historical financial data in our consolidated financial statements to conform to our current year presentation.
Statutory Reserves

The Group is required to make appropriation to reserve funds, comprising the statutory reserve fund and statutory staff welfare fund, based on after-tax net income determined with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory reserve fund is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve fund is equal to 50% of the entities’ registered capital.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The majority of the Group's contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. Some of the contracts have multiple performance obligations, most commonly due to the contract covering multiple phases of the project life cycle (design, installation and commissioning). For contracts with multiple performance obligations, the Group allocates the contract transaction price to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract. The primary method used to estimate standalone selling price is the expected cost plus a margin approach, under which the Group forecasts the expected costs of satisfying a performance obligation and then adds an appropriate margin for that distinct good or service.

(i) Performance obligations satisfied over time

Revenue for the Group's construction and installation services contracts that satisfy the criteria for over time recognition (formerly known as percentage-of completion method) is recognized as the work progresses. The majority of the revenue is derived from long-term, construction contracts and projects that typically span between 12 to 36 months,. These engineering contracts will continue to be recognized over time because of the continuous transfer of control to the customer as all of the work is performed at the customer’s site and, therefore, the customer controls the asset as it is being constructed. Under the new revenue standard, the measure of progress continues to best depict the transfer of control of assets to the customer.

(ii)            Performance obligations satisfied at a point in time

Revenue that do not satisfy the criteria for over time recognition is recognized at a point in time. Upon fulfillment of the performance obligation, the customer is provided an invoice (or equivalent) demonstrating transfer of control to the customer.

Contract modifications are routine in the performance of the Group's contracts. Contracts are often modified to account for changes in the contract specifications or requirements. In most instances, contract modifications are for goods or services that are not distinct, and, therefore, are accounted for as part of the existing contract.

Pre-contract costs are generally charged to expense as incurred, but in certain cases their recognition may be deferred if specific probability criteria are met. The Group had no significant deferred pre-contract costs as at December 31, 2018.

(iii) Backlog

Remaining performance obligation, which is also referred to as backlog. The Group expects to recognize approximately 85% of its backlog as revenue during the next twelve months, and the balance thereafter.

Contract Estimates

Accounting for long-term contracts and programs involves the use of various techniques to estimate total contract revenue and costs. For long-term contracts, the Group estimates the profit on a contract as the difference between the total estimated revenue and expected costs to complete a contract and recognizes that profit over the life of the contract.

Contract estimates are based on various assumptions to project the outcome of future events that often span several years. These assumptions include labor productivity and availability, the complexity of the work to be performed, the cost and availability of materials and the performance of subcontractors.

Changes in job performance, job conditions and estimated profitability, including those changes arising from contract penalty provisions and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Variable Consideration

The transaction price for contracts may include variable consideration, which includes increases to transaction price for approved and unapproved change orders, claims and incentives, and reductions to transaction price for liquidated damages. Change orders, claims and incentives are generally not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as a modification of the existing contract and performance obligation. Change orders may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Either the Group or its customers may initiate change orders. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group estimates variable consideration for a performance obligation at the most likely amount to which the Group expects to be entitled (or the most likely amount the Group expects to incur in the case of liquidated damages), utilizing estimation methods that best predict the amount of consideration to which the Group will be entitled (or will be incurred in the case of liquidated damages). The Group includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based largely on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Group. The Group considers claims to be amounts in excess of approved contract prices that the Group seeks to collect from its customers or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. The effect of variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in transaction price (or excluded from transaction price in the case of liquidated damages) are not resolved in the Group's favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.

The Group has projects that it is in the process of negotiating, or awaiting final approval of, unapproved change orders and claims with its customers. The Group is proceeding with its contractual rights to recoup additional costs incurred from its customers based on completing work associated with change orders, including change orders with pending change order pricing, or claims related to significant changes in scope which resulted in substantial delays and additional costs in completing the work. Unapproved change order and claim information has been provided to the Group's customers and negotiations with the customers are ongoing.